Accruals	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Accruals	36 Accruals

	2023	2022

Accrued interest	47	129

Accrued expenses	281	243

On December 31	328	372
The carrying amounts disclosed reasonably approximate the fair values at year-end.